Allison Pristash

State Street

1 Lincoln Street

Mail Stop SFC 0805

Boston, MA 02111

Tel +1 617 662 7031

APristash@StateStreet.com

April 3, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: iShares U.S. ETF Trust (the “Registrant”)

Securities Act File No. 333-179904

  Investment Company Act File No. 811-22649

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated March 20, 2020 to the prospectuses for the following funds:

iShares Interest Rate Hedged Emerging Markets Bond ETF

iShares Interest Rate Hedged High Yield Bond ETF

The purpose of this filing is to submit the 497 dated March 20, 2020 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash

Allison Pristash

cc:  Benjamin Haskin, Esq.